Leases (Details) - Schedule of supplemental information and non-cash activities related to operating and finance lease $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 833
Operating cash flows from finance leases	177
Financing cash flows from finance leases	466
Total	1,476
Lease liabilities arising from new right-of-use assets
Operating leases	8,206
Finance leases
Weighted average remaining lease term (in years)
Operating leases	7 years 2 months 12 days
Finance leases	5 years 4 months 24 days
Weighted average discount rate
Operating leases	15.50%
Finance leases	6.00%